Leases (Details) - Schedule of right-of-use assets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Right Of Use Assets Abstract
Right-of-use assets	$ 4,359,274	$ 295,804	$ 440,573
Lease liabilities - current	917,310	347,541	207,972
Lease liabilities – non-current	3,608,580		270,140
Total	$ 4,525,890	$ 347,541	$ 478,112